Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10:- SUBSEQUENT EVENTS

In Jul 2023, the Company accepted a long-term leasehold grant of 6,663 square meters (1.65 acres) of land from the Israel Land Authority (“ILA”) following a positive recommendation by the Israeli Ministry of the Economy and Industry to grant the land directly to the Company at a discounted cost. The cost of the leasehold will be determined in an assessment process currently underway between the Company and the ILA.